Summary of Significant Accounting Policies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information. Certain information and disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2020 and the related notes contained in the Company’s final prospectus for its initial public offering of its common stock (“IPO”) dated as of June 30, 2021 and filed with the SEC pursuant to Rule 424(b)(4) on July 6, 2021 (the “Prospectus”). The December 31, 2020 condensed consolidated balance sheet was derived from our audited consolidated financial statements as of that date. Our unaudited interim condensed consolidated financial statements include, in the opinion of management, all adjustments, consisting of normal and recurring items, necessary for the fair statement of the unaudited condensed consolidated financial statements. All intercompany accounts and transactions have been eliminated in consolidation. There have been no significant changes in accounting policies during the nine months ended September 30, 2021 from those disclosed in the annual consolidated financial statements for the year ended December 31, 2020 and the related notes appearing in our Prospectus, other than as noted below in Accounting Pronouncements Issued and Adopted.
The operating results for the three and nine months ended September 30, 2021 are not necessarily indicative of the results expected for the full year ending December 31, 2021.
Use of Estimates
The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain amounts reported in the unaudited condensed consolidated financial statements, including the accompanying notes. The Company bases its estimates on historical factors, current circumstances, and the experience and judgment of management. The Company evaluates its estimates and assumptions on an ongoing basis. Actual results could differ from those estimates. Significant estimates reflected in the consolidated financial statements include revenue recognition, allowance for doubtful accounts, valuation allowances with respect to deferred tax assets, assumptions underlying the fair value used in the calculation of stock-based compensation, valuation of intangible assets and goodwill and useful lives of tangible and intangible assets, among others.
Recently Issued Accounting Pronouncements not yet Adopted
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which is intended to improve financial reporting about leasing transactions. The ASU affects all companies that lease assets such as real estate and equipment for a period for more than 12 months, and will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The updated standard will be effective for annual reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326); Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost, which includes the Company’s accounts receivable and contract assets. This updated standard will be effective for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements.
In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which amends the guidance in ASC 805 to require that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. FASB’s objective in issuing the ASU is to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity and inconsistency related to both the recognition of an acquired contract liability and payment terms’ effects on subsequent revenue recognized by the acquirer. This updated standard will be effective for annual reporting periods beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements, as well as whether the Company will early adopt this standard.
Accounting Pronouncements Issued and Adopted
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740); Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. This ASU is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company adopted this ASU for the nine months ended September 30, 2021 and it did not have a material impact on its financial statements.
In August 2020, the FASB issued ASU No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 eliminates the cash conversion and beneficial conversation feature models in ASC 470-20 that require an issuer of certain convertible debt and preferred stock to separately account for embedded conversion features as a component of equity. Instead, an issuer will account for these securities as a single unit of account, unless the conversion feature meets certain criteria. As further discussed in Note 10 the Company issued Series C Convertible Preferred Stock (“Series C”) during the three months ended June 30, 2021. As a result of adopting ASU 2020-06, the Company was not required to determine whether bifurcation of an embedded conversion feature from the host instruments was necessary.

Note 2. Summary of Significant Accounting Policies
Basis of Presentation and Principles of Consolidation
The Company’s consolidated financial statements (collectively, the “financial statements”) include the operations of EverCommerce and all wholly owned subsidiaries and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as detailed in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (the “SEC”). All material intercompany transactions have been eliminated upon consolidation.
Concentrations of Risk
The Company maintains cash accounts at domestic and foreign financial institutions. At times and for cash maintained at domestic institutions, certain account balances may exceed Federal Deposit Insurance Corporation (“FDIC”) insurance coverage. The Company has not experienced any losses on such accounts, and management believes that the Company’s risk of loss is remote.
As of December 31, 2020 and 2019, approximately 9% and 12% of the Company’s total accounts receivable were due from one of the Company’s third-party payment processors, respectively. Receivables from third-party payment processors consist of funds collected by the payment processor from various merchants on the Company’s behalf. In addition, as of December 31, 2019, 14% of the Company’s total accounts receivable were due from a separate customer.
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the Company’s income or the value of its holdings of financial instruments. The Company is not exposed to significant market risk.
Segment Information
The Company’s Chief Operating Decision Maker (“CODM”), its Chief Executive Officer (“CEO”), reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has determined that it operates in a single reportable segment. Since the Company operates in one segment, all required financial segment information can be found in the financial statements. See Note 4 and Note 18 for disaggregated information regarding the Company's revenues and long-lived assets by geography, respectively.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, management evaluates these estimates, judgments and assumptions.
Significant estimates and assumptions include:
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revenue recognition, including determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price (“SSP”) of performance obligations and estimation of variable consideration, such as product rebates;

•	allowance for doubtful accounts;
•	valuation allowances with respect to deferred tax assets;
•	assumptions underlying the fair value used in the calculation of stock-based compensation;
•	valuation of intangible assets and goodwill; and
•	useful lives of tangible and intangible assets.
Estimates are based on historical and anticipated results and trends, and on various other assumptions the Company believes are reasonable under the circumstances, including assumptions as to future events. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates, and any such differences may be material to the Company’s financial statements.
Business Combinations
The results of a business acquired in a business combination are included in the Company’s financial statements from the date of acquisition. The Company allocates purchase price to the identifiable assets and liabilities of the acquired business at their acquisition date fair values. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.
Determining the fair value of assets acquired and liabilities assumed requires management to make significant judgments and estimates, including the selection of valuation methodologies, estimates of future revenue and cash flows, discount rates and selection of comparable companies.
Acquisition-related transaction costs are expensed in the period in which the costs are incurred.
Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid investments with an original maturity of three months or less when acquired to be cash equivalents.
Restricted cash consists of funds that are contractually restricted as to usage or withdrawal. Restricted cash relates to cash collected from our customers’ clients that will be remitted to our customers subsequent to period-end, generally within a time period no longer than one month.
Accounts Receivable, net
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by (used in) operating activities in the consolidated statements of cash flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the customers’ financial condition, the amount of receivables in dispute and customer paying patterns.
Property and Equipment, net
Property and equipment are recorded at cost, net of accumulated depreciation. Property and equipment acquired in purchase accounting are recorded at fair value at the date of acquisition. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over following estimated useful lives.
Property and Equipment	Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Upon disposition, the cost of disposed assets and the related accumulated depreciation are eliminated from the accounts and any resulting gain or loss is credited or charged to earnings/loss.
Impairment of Long-Lived Assets
The Company reviews its long-lived assets, such as amortizing intangible assets, internally developed software, and property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of the asset is measured by comparison of its carrying amount to undiscounted future net cash flows the asset is expected to generate. If such assets are considered to be impaired, the impairment recognized is measured as the amount by which the carrying amount of the asset exceeds its estimated fair value. Estimates of expected future cash flows represent management’s best estimate based on currently available information and reasonable and supportable assumptions. Any impairment recognized is permanent and may not be restored. The Company did not identify any indicators of impairment for the years ended December 31, 2020 and 2019.
Capitalized Software, net
In accordance with ASC Subtopic 350-40, Internal Use Software, the Company capitalizes certain costs related to software developed for internal use for which it has no plans to market externally. Internal use software includes the software used for the Company’s SaaS offerings. The Company expenses the costs of developing computer software until the software has reached the application development stage and capitalizes all costs incurred from that time until the software has been placed in service, at which time amortization of the capitalized costs begins.
Determination of when the software has reached the application development stage is based upon completion of conceptual designs, evaluation of alternative designs and performance requirements. Costs of major enhancements to internal use software are capitalized while routine maintenance of existing software is charged to product development expense as incurred.
In accordance with ASC Topic 985, Software, the Company also capitalizes certain costs related to software developed for external use for which it plans to sell to customers, i.e. on-premise software to be installed on customer computers at the customer site. Costs incurred prior to reaching technological feasibility are charged to product development expense as incurred. Once technological feasibility is reached, additional development costs incurred are capitalized. Technological feasibility is demonstrated by the completion of the product design and when all high-risk development issues have been resolved. Capitalization ceases when the product is available for general release to the customers.
The Company amortizes both internal use and external software costs, using the straight-line method, over its estimated useful life of five years.
Intangible Assets, net
Intangible assets primarily consist of customer relationships which include government contracts, developed technology, trademarks and trade names, and non-compete agreements, which are recorded at acquisition date fair value, less accumulated amortization. The Company determines the appropriate useful life of intangible assets by performing an analysis of expected cash flows of the acquired assets. Developed technology, trademarks and trade names, and non-compete agreements acquired through acquisitions are amortized over their estimated useful lives using the straight-line method and customer relationship intangibles are amortized over their estimated useful lives using present value of future cash flows, which approximates the pattern in which the economic benefits are expected to be consumed.
Goodwill
Goodwill represents the amount by which the purchase price exceeds the fair value of identifiable tangible and intangible assets and liabilities acquired in a business combination. The Company accounts for its goodwill under FASB ASC Topic 350, Intangibles - Goodwill and Other (“ASC 350”). Goodwill acquired in a business combination and determined to have an indefinite useful life is not amortized, but instead is tested for impairment at least annually during the fourth quarter or whenever events or changes in circumstances indicate that the carrying value might not be fully recoverable. For goodwill, impairment is assessed at the reporting unit level. A reporting unit is defined as an operating segment or a component of an operating segment to the extent discrete financial information is available that is reviewed by segment management.
For the annual goodwill impairment assessment, the Company has the option of assessing qualitative factors to determine whether it is more likely than not that the carrying amount of a reporting unit exceeds its fair value, or performing a quantitative test. Qualitative factors considered in the assessment include industry and market considerations, the competitive environment, overall financial performance, changing cost factors such as labor costs, and other factors specific to a reporting unit such as change in management or key personnel. If the Company elects to perform the qualitative assessment and concludes that it is more likely than not that the fair value of the reporting unit is more than its related carrying amount, then goodwill is not considered impaired and the quantitative impairment test is not necessary. If the Company’s qualitative assessment concludes that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company will perform a quantitative test, which compares the estimated fair value of the reporting unit to its carrying amount. If the estimated fair value of the reporting unit exceeds the carrying amount of the net assets assigned to that reporting unit, goodwill is not impaired. However, if the estimated fair value of the reporting unit is lower than the carrying amount of the net assets assigned to the reporting unit, an impairment charge is recognized equal to the excess of the carrying amount over the estimated fair value. Besides goodwill, the Company has no other intangible assets with indefinite lives.
The Company’s annual impairment assessment did not identify any goodwill impairment during the years ended December 31, 2020 and 2019.
Deferred Financing and Credit Facility Costs
Debt issuance costs and discounts are capitalized and netted with long-term debt and amortized over the term of the related debt, using the effective interest method. Costs incurred in connection with the establishment of revolving credit facilities are capitalized and amortized over the term of the related facility period, using the straight-line method. Amortization of debt issuance costs, noncash discounts and other credit facility costs are included in interest expense on the consolidated statements of operations and comprehensive loss.
Series A and B Convertible Preferred Stock
The Company accounts for its Series A Convertible Preferred Stock (“Series A”) and Series B Convertible Preferred Stock (“Series B”) shares subject to possible redemption in accordance with the guidance in ASC Topic 480 Distinguishing Liabilities from Equity. Series A shares and Series B shares are conditionally redeemable preferred stock shares (with redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) that are classified as Convertible Preferred Stock separate from the stockholders’ deficit section of the Company’s consolidated balance sheets. The Series A shares are redeemable upon the occurrence of uncertain events not solely within the Company’s control and these uncertain events are deemed not probable. Therefore, Series A shares are presented at fair value at the time of issuance and are not subsequently re-measured, until the uncertain events are deemed probable of occurring. The Company’s Series B shares feature certain redemption rights that are considered to be outside of the Company’s control and these redemption rights are deemed probable of occurrence. Accordingly, Series B shares are presented at redemption value.
Revenue Recognition
We recognize revenue in accordance with ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, we perform the following steps in determining the appropriate amount of revenue to be recognized as we fulfill our obligations under each of our contracts with customers: (i) identification of the contract with a customer; (ii) determination of whether the promised goods or services are performance obligations; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when, or as we satisfy each performance obligation. At contract inception, once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within each contract to determine if they are distinct and represent a performance obligation. We then allocate the transaction price to the respective performance obligations, and recognize revenue when (or as) the performance obligations are satisfied. The amount of revenue recognized reflects the consideration to which we expect to be entitled to receive in exchange for these goods or services.
Revenue is generated from the following sources:
Subscription and Transaction Fees:
Subscription revenue primarily consists of the sale of SaaS offerings or the sale of software licenses. Through our SaaS offerings and related support services, customers are granted access to a hosted software application over the contract period without a contractual right to possession of the software. Alternatively, through the sale of our software licenses the customer is provided with a right to use software that provides functionality to the customer on a stand-alone basis, and related support services, which include telephone/technical support, when-and-if available software updates and, in certain instances, hosting services. Our software licenses are both perpetual and term. Under term license arrangements, the customer is provided the right to use the software for a defined period ranging from one month to five years. Subscription revenue related contracts can be both short and long-term, with stated contract terms that range from one month to five years. Our contracts may contain termination for convenience provisions that allow the Company, customer or both parties the ability to terminate for convenience, either at any time or upon providing a specified notice period, without a penalty. The contract term for accounting purposes is determined to be the period in which parties to the contract have present enforceable rights and obligations, therefore the contract term under ASC 606 may be shorter than the stated term.
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SaaS and related support services: Our hosted software applications are primarily comprised of marketing, business management and customer retention solutions that we develop functionality for, provide when-and-if available updates and enhancements for, host, manage and provide telephone and technical support for by entering into subscription agreements with customers for a stated period of access. Revenues from the sale of our hosted software applications and related support services are generally recognized ratably over the contractual period that the services are delivered, beginning on the date our service is made available to customers. Revenue is recognized ratably because the customer simultaneously receives and consumes the benefits of the services throughout the contract period. Our contracts are generally fixed price and may be invoiced on a monthly, quarterly or annual basis, with standard payment terms ranging from 30 to 60 days. The timing of revenue recognition may differ from the timing of invoicing to our customers. We record deferred revenue on the consolidated balance sheets when revenues are recognized subsequent to cash collection from the customer.

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License and related support services: Our license revenue is generated from the sale of on-premise perpetual or term licenses, which are primarily business management related software applications. The majority of the Company’s license arrangements include license support contracts. Revenues from the sale of distinct on-premise licenses are generally recognized at the point in time when the software is made available to the customer to download or use. Revenues from the sale of license related support services, which primarily relate to providing telephone and technical support, unspecified software product upgrades, and maintenance releases and patches during the term of the support period, are generally recognized ratably over the contractual period that the services are delivered. Within these arrangements we are obligated to make the support services available continuously throughout the contract and the customer simultaneously receives and consumes the benefit of making these services available throughout the contract period. Contracts are generally fixed price and may be invoiced on a monthly, quarterly or annual basis, with standard payment terms ranging from 30 to 60 days. The timing of revenue recognition may differ from the timing of invoicing to our customers due to the existence of these invoicing practices as well as the requirement to recognize revenue on a relative stand-alone selling price basis. The Company records a contract asset on the consolidated balance sheets when revenue is recognized prior to invoicing and our right to payment is not solely subject to the passage of time. The Company recognizes deferred revenue on the consolidated balance sheets when revenues are recognized subsequent to cash collection from the customer.

Transaction Fees relate to payment processing and group purchasing program administration services. Payment processing services enable customers to accept payments via credit card, electronic check and via digital means through our facilitation of payment information within our cloud-based applications. Group purchasing program administration services relate to our facilitation of group purchasing programs for members through which we aggregate member purchasing power to negotiate pricing discounts with suppliers. We have determined that the nature of our payment processing and administration services is a stand-ready obligation whereby we stand-ready to either arrange for the processing of transactions or stand-ready to provide members with access to our group purchasing program on a continuous basis throughout the contract term.
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Payment processing services: In fulfillment of our payment processing services, we partner with third-party merchants and processors who assist us in the fulfillment of our obligations to customers. We have concluded that we do not possess the ability to control the underlying services provided by third parties in the fulfillment of our obligations to customers and therefore recognize revenue net of interchange fees retained by the card issuing financial institutions and fees charged by payment networks. Payment processing revenue is recurring and volume based, resulting in the total consideration within these arrangements being variable. We apply the

F-12
variable consideration allocation exception and therefore are not required to estimate variable consideration or a related constraint, as we ascribe the transaction consideration earned to the distinct increment of time for which our service was provided. As a result, we measure revenue from our transaction services on a daily basis based on an accumulation of the services that have been provided during each respective day. Payment for transaction services is received in arrears, typically within one month of when our services have been provided. Transaction services contracts with customers are generally for a term of one month and renew automatically each month.
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Purchasing program administration services: We receive rebates from contracted suppliers in exchange for our program administration services. Rebates earned are based on a defined percentage of the purchase price of goods and services sold to members under the contract the Company has negotiated with its suppliers. The amount of revenue recognized from our administration services is greater than the consideration received from customers given payment for our services are received in arrears, typically within a quarter from when the underlying services were provided. We recognize a contract asset on the consolidated balance sheets until payment has been received. Administration services contracts with customers are generally for an annual or monthly term and renew automatically upon lapse of the current term.

Marketing Technology Solutions:
Marketing Technology Solutions consist of digital advertising management and consumer connection services. Our advertising management services include content creation, search engine optimization and paid media management services. The nature of our performance obligation within advertising management contracts is to stand-ready and provide management services on a continuous basis over the contract term. As a result, revenue associated with our advertising management services is recognized on a ratable basis over the service period as the customer simultaneously receives and consumes the benefits of the management services evenly throughout the contract period. We typically earn a fixed recurring fee in exchange for our advertising management services; however, in certain instances, the transaction consideration to which we are entitled may be variable. We apply the variable consideration allocation exception to these arrangements. Advertising management services are typically invoiced on a monthly basis either in arrears or in advance. Certain arrangements may be invoiced on a quarterly or annual basis. Within such arrangements we either recognize deferred revenue or a customer deposit on the consolidated balance sheets depending on whether the amounts invoiced in advance of revenue being recognized are classified as non-refundable or refundable.
Our consumer connection services relate to the sourcing and delivery of service requests from consumers to home service providers. Revenue for our consumer connection services may be recognized at either a point-in-time or on an over-time basis as each connection is delivered. Revenue is derived from fees paid by service professionals for consumer matches. Fees associated with each consumer match generated may be either fixed price or variable. The variable consideration is allocated to the connection from which it was derived; however, given the inherent variable nature of this consideration, revenue is constrained to our estimation of transaction consideration. Payment for our consumer connection services is received in arrears, typically within one month of when our services have been provided. We record a contract asset for this difference on the consolidated balance sheets. Marketing technology solutions service related contracts are typically short-term with stated contract terms that are less than one year.
Other:
Other revenues generally consist of fees associated with the sale of distinct professional services and hardware. Our professional service offerings are typically sold as part of an arrangement for products or services included within our subscription or marketing revenue. Professional services associated with our subscription revenue generally relate to standard implementation, configuration, installation or training services applied to both SaaS and on-premise deployment models. Marketing revenue related professional service fees are derived from website design, creation or enhancement services. Professional service revenue is recognized over time as the services are performed, as the customer simultaneously receives and consumes the benefit of these services. Our professional service contracts are offered at either a fixed or a variable price and may be invoiced in advance or arrears of the services being provided. Our hardware revenue consists of equipment that supports or enables our products or services within subscription and transaction fees offerings. Revenue associated with our performance obligations for hardware is recognized at a point-in-time, as dictated by the point in which the customer has the ability to direct the use of and obtain substantially all the benefit from the asset.
The Company records a contract asset on the consolidated balance sheets when services have been provided and our right to payment is not solely subject to the passage of time. These arrangements may also result in deferred revenue on the consolidated balance sheets when revenues are recognized subsequent to cash collection. Standard payment terms for these arrangements range from 30 to 60 days, but may vary. Contract terms for other revenue arrangements are generally short-term, with stated contract terms that are less than one year.
Performance Obligations and Standalone Selling Price:
Our contracts at times include the sale of multiple promised goods or services that have been determined to be distinct. The transaction price for contracts with multiple performance obligations is allocated based on the relative stand-alone selling price of each performance obligation within the contract.
Judgement can be involved when determining the stand-alone selling price of products and services. For the majority of the Company’s SaaS, on-premise license and professional services, we establish a stand-alone selling price based on observable selling prices to similar classes of customers. If the stand-alone selling price is not observable through past transactions, we estimate the stand-alone selling price taking into consideration available information such as market conditions and internally approved pricing guidelines related to the performance obligation. As permitted under ASC 606, at times we have established the stand-alone selling price of performance obligations as a range and utilize this range to determine whether there is a discount that needs to be allocated based on the relative stand-alone selling price of the various performance obligations.
At contract inception, we perform a review of each performance obligation’s selling price against the established stand-alone selling price range. If any performance obligations are priced outside of the established stand-alone selling price range, we reallocate the total transaction price to each performance obligation based on the relative stand-alone selling price for each performance. The established range is reassessed on a periodic basis when facts and circumstances surrounding these established ranges change.
Our contracts may include standard warranty or service level provisions that state promised goods and services will perform and operate in all material respects as defined in the respective agreements. The Company has determined that these represent assurance-type warranties and, therefore, are outside the scope of ASC 606. These warranties will continue to be accounted for under the provisions of FASB ASC Topic 460-10, Guarantees. To date, the Company has not incurred any material costs as a result of such commitments.
Variable Consideration
Revenue is recorded at the net sales price, which is the transaction price, and includes estimates of variable consideration. The amount of variable consideration that is included in the transaction price may be constrained, and is included in the net sales price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue will not occur when the uncertainty is resolved.
The transaction consideration within our contracts may be entirely variable or contain a variable component. When permitted, we apply the variable consideration allocation exception. This exception is generally met for our transaction fees, marketing technology solutions and professional services charged on a time-and-materials basis. When the variable consideration allocation exception is not permitted, we continue to assess the underlying judgements and estimates used to determine the variable consideration as uncertainties are resolved or new information arises. Reassessment of variable consideration occurs until the underlying uncertainty is resolved.
Material Rights
Our contracts with customers may include renewal or other options at stated prices. Determining whether these options provide the customer with a material right and therefore need to be accounted for as separate performance obligations requires judgment. The price of each option must be assessed to determine whether it is reflective of the stand-alone selling price or is reflective of a discount that the customer only received as a result of its prior purchase (a material right). Certain term license and marketing service arrangements contain a material right related to the customer’s ability to renew at an incremental discount. Transaction consideration allocated to the material right is recognized over the expected renewal period, which begins at the end of the initial contractual term and is generally five years.
Significant financing component
The amount of consideration is not adjusted for a significant financing component if the time between payment and the transfer of the related good or service is expected to be one year or less under the practical expedient in ASC 606-10-32-18. Our revenue arrangements are typically accounted for under such expedient as payments are within one year of transfer of our performance obligations within contracts with customers.
Other considerations
We have elected a policy to exclude from the transaction price all sales taxes assessed by governmental authorities and as a result, revenue is presented net of tax.
Cost of Revenues
Cost of revenues (exclusive of depreciation and amortization) consists primarily of employee costs for our customer success teams, media expense related to our lead generation solutions, campaign mail expense, contract services, hosting costs, partnership costs and promotional costs.
Advertising
The Company expenses the costs of advertising as incurred. Advertising costs are incurred primarily for internet-based advertising. Included in sales and marketing expenses on the consolidated statements of operations and comprehensive loss are charges for advertising of $8.7 million and $5.0 million for the years ended December 31, 2020 and 2019, respectively.
Stock-based Compensation
The Company follows ASC Topic 718, Compensation—Stock Compensation (“ASC 718”), with respect to stock-based compensation. Stock-based compensation, including grants of stock options and restricted stock, are valued at fair value on the date of grant and are generally expensed on a straight-line basis over the applicable service period.
The Company uses the Black-Scholes option-pricing model to estimate the fair value of options granted with time-based vesting. The following inputs are considered in estimating the fair value: the fair value of the common stock, expected volatility, expected term, risk-free interest rate and expected dividends. The Company does not have a third-party history of market prices of its common stock, and as such volatility is estimated, using historical volatilities of comparable public entities. The expected term represents the estimated average period of time that the option will remain outstanding. Since the Company does not have sufficient historical data for the exercise of stock options, the expected term is based on the “simplified” method that measures the expected term as the average of the vesting period and the contractual term. The risk-free interest rate assumption is based on observed interest rates appropriate for the terms of our awards. The dividend yield assumption is based on history and the expectation of paying no dividends.
Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense, when recognized in the financial statements, is based on awards that are ultimately expected to vest.
Income Taxes
The Company is a C corporation for federal income tax purposes. Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
The Company records uncertain tax positions in accordance with ASC Topic 740, Income Taxes (“ASC 740”), on the basis of a two-step process in which (1) it is determined whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. When applicable, interest and penalties relating to any such uncertain tax positions are recorded as part of income tax expense. For the years ended December 31, 2020 and 2019, the Company concluded that it does not have uncertain tax positions.
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. The Company includes cumulative foreign currency translation adjustments in comprehensive loss as described below.
Net Loss per Share Attributable to Common Stockholders
The Company computes net loss per share attributable to its common stockholders using the two-class method required for participating securities, which determines net loss per common share and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s convertible preferred stock contractually entitle the holders of such shares to participate in dividends, but do not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to these securities. Diluted net loss per common share attributable to common stockholders is the same as basic net loss per common stockholders, because potentially dilutive common shares are not assumed to have been issued if their effect is anti-dilutive. Refer to Note 12 for further discussion.
Foreign Currency Translation
The financial results of certain of the Company’s foreign subsidiaries are translated into U.S. dollars upon consolidation. Assets and liabilities of foreign subsidiaries that operate primarily in a functional currency other than the U.S. dollar are translated using the current exchange rate in effect at the consolidated balance sheet date (the Spot Rate). Revenues and expenses are translated using the average exchange rate in effect during the period in which they are recognized. The gains and losses from foreign currency translation of these subsidiaries’ financial statements are recorded directly as a separate component of stockholders’ deficit and represent the majority of the balance within accumulated other comprehensive income on the consolidated balance sheets. The functional currencies of the Company’s significant foreign operations include the Canadian dollar and Great British Pound.
For the Company’s foreign subsidiaries that operate primarily in the U.S. dollar, foreign currency denominated monetary assets and liabilities are re-measured into U.S. dollars at the Spot Rate in effect at the consolidated balance sheet date. Non-monetary assets and liabilities are re-measured using historical exchange rates. Income and expense elements are re-measured using average exchange rates in effect during the period in which the elements are recognized within the consolidated statements of operations and comprehensive loss.
Emerging Growth Company
As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use the extended transition period under the JOBS Act until the earlier of the date that it is (i) no longer an EGC or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The adoption dates are discussed below to reflect this election within the Recently Issued Accounting Pronouncements section.
Recently Issued Accounting Pronouncements
Accounting pronouncements issued and adopted
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). ASU 2016-15 provides guidance on how certain cash receipts and cash payments should be presented and classified in the statement of cash flows with the objective of reducing existing diversity in practice with respect to these items. ASU 2016-15 became effective for the Company on January 1, 2020. The Company adopted this ASU for the year ended December 31, 2020 and it did not have a material impact on its financial statements.
In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (“ASU 2017-01”). This ASU clarifies the definition of a business, which affects many areas of accounting, such as acquisitions, disposals, goodwill impairment and consolidation. ASU 2017-01 became effective for the Company on January 1, 2019. The Company adopted this ASU for the year ended December 31, 2019 and it did not have a material impact on its financial statements.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) (“ASU 2018-13”), which modifies, removes and adds certain disclosure requirements on fair value measurements. ASU 2018-13 became effective for the Company on January 1, 2020. The Company adopted this ASU for the year ended December 31, 2020 and it did not have a material impact on its financial statements.
In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (“ASU 2018-15”), to provide guidance on a customer's accounting for implementation, set-up, and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e., a service contract. Under the new guidance, customers will apply the same criteria for capitalizing implementation costs as they would for an arrangement that has a software license. The new guidance also prescribes the balance sheet, income statement, and cash flow classification of the capitalized implementation costs and related amortization expense, as well as requires additional quantitative and qualitative disclosures. The Company early adopted the guidance on January 1, 2020 and capitalized costs of $1.4 million in 2020.
Accounting pronouncements not yet adopted
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which is intended to improve financial reporting about leasing transactions. The ASU affects all companies that lease assets such as real estate and equipment for a period for more than 12 months, and will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The updated standard will be effective for annual reporting periods beginning after December 15, 2021. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326); Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost, which includes the Company’s accounts receivable and contract assets. This updated standard will be effective for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740); Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. This ASU is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact the adoption of this standard will have on its financial statements.